Financial instruments - Movements in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Impairment provision of accounts receivable at the beginning of the year	$ 10,193	$ 14,716	$ 27,273
Increase (decrease) impairment of accounts receivable	(202)	(3,369)	235
Write-off of receivables	(1,351)	0	(11,091)
Difference in exchange rate	(765)	(1,154)	(1,701)
Impairment provision of Accounts Receivable Provision at the end of the year	7,875	10,193	14,716
Trade and other Receivables Provision	3,245	4,759	10,352
Current other Receivables Provision	3,830	4,056	3,647
Trade receivables with related parties, current Provision	800	1,378	717
Recovery of Insurrance	0	0	210
Impairment provision of Accounts Receivable	$ 7,875	$ 10,193	$ 14,716